EQUITY COMPENSATION PLANS (Tables)	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Share based compensation options

 The following table shows the remaining shares available for future grants for each plan and outstanding shares:

	Equity Compensation Plans
	2003 Plan	2008 Plan
Shares Available For Issuance
Total reserved for stock options and restricted stock	160,000	10,000,000
Net restricted stock issued net of cancellations	(31,125)	(320,978)
Stock options granted	(154,449)	(326,750)
Add back options cancelled before exercise	67,849	75,500
Less shares no longer available due to Plan expiration	(42,275)	—
Remaining shares available for future grants at September 30, 2013	—	9,427,772
			Not Pursuant to a Plan
Stock options granted	154,449	326,750	310,000
Less: Stock options cancelled	(67,849)	(75,500)	(138,333)
Stock options exercised	(35,600)	(13,000)	(66,667)
Net shares outstanding before restricted stock	51,000	238,250	105,000
Net restricted stock issued net of cancellations	31,125	320,978	28,484
Outstanding shares at September 30, 2013	82,125	559,228	133,484